Segment Information_Operating Revenues From External Customers For Each Service(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	₩ 11,431,851	₩ 10,859,687	₩ 10,192,182
Banking business
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	6,946,626	6,579,169	6,245,316
Securities service
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	1,113,200	997,898	1,074,365
Non-life insurance service
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	1,185,600	1,183,394	1,121,108
Credit card service
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	1,470,910	1,524,695	1,276,803
Life insurance service
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	107,404	113,238	129,513
Other service
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	₩ 608,111	₩ 461,293	₩ 345,077